Income Tax and Social Contribution - Summary of Changes in Balances of Deferred Tax Assets and Liabilities (Detail) - Boa Vista Servicos S.A [member] - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022	Jan. 01, 2023	Jan. 01, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	R$ 30,626		R$ 46,019	R$ 24,517
Deferred tax expense income recognized in profit or loss	19,771	R$ 19,256
Deferred tax expense income reversal recognized in profit or loss	(39,795)	2,246
Deferred tax assets liabilities derecognized	4,631
Sundry provisions(i) and deferred revenues [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	39,870		29,595	24,052
Deferred tax expense income recognized in profit or loss	18,851	12,222
Deferred tax expense income reversal recognized in profit or loss	(8,576)	(6,679)
Income Tax and Social Contribution losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets			3,675	4,163
Deferred tax expense income reversal recognized in profit or loss	(3,675)	(488)
Amortization of fair value adjustments to assets(ii) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets			11,002	6,602
Deferred tax expense income recognized in profit or loss		4,857
Deferred tax expense income reversal recognized in profit or loss		(457)
Deferred tax assets liabilities derecognized	(11,002)
Fair value adjustment of the payables for business combination [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets			110	110
Deferred tax assets liabilities derecognized	(110)
Impairment loss of assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets			7,943	7,943
Deferred tax assets liabilities derecognized	(7,943)
Amortization of relationship with customers (Equifax) and unbilled revenues [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(1,948)		(2,028)	(1,991)
Deferred tax expense income recognized in profit or loss	(103)	(37)
Deferred tax expense income reversal recognized in profit or loss	183
Lease liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(566)		(981)	(1,339)
Deferred tax expense income recognized in profit or loss		(4,835)
Deferred tax expense income reversal recognized in profit or loss	415	5,193
Compensation for post combination services - Acordo Certo key employees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets			28,142	12,021
Deferred tax expense income recognized in profit or loss		16,121
Deferred tax expense income reversal recognized in profit or loss	(28,142)
Deferred income tax and social contribution assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	37,356		77,458	51,561
Deferred tax expense income recognized in profit or loss	18,748	28,328
Deferred tax expense income reversal recognized in profit or loss	(39,795)	(2,431)
Deferred tax assets liabilities derecognized	(19,055)
Change in fair value of contingent consideration(iii) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets			(20,991)	(27,044)
Deferred tax expense income recognized in profit or loss		(1,319)
Deferred tax expense income reversal recognized in profit or loss		7,372
Deferred tax assets liabilities derecognized	20,991
Technological innovation development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(6,730)		(7,753)
Deferred tax expense income recognized in profit or loss	1,023	(7,753)
Deferred income tax and social contribution liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(6,730)		(28,744)	(27,044)
Deferred tax expense income recognized in profit or loss	1,023	(9,072)
Deferred tax expense income reversal recognized in profit or loss		7,372
Deferred tax assets liabilities derecognized	20,991
Net deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	30,626		48,714	R$ 24,517
Deferred tax expense income recognized in profit or loss	19,771	19,256
Deferred tax expense income reversal recognized in profit or loss	(39,795)	4,941
Deferred tax assets liabilities derecognized	1,936
Transfer to held for sale [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets			R$ (2,695)
Deferred tax expense income reversal recognized in profit or loss		R$ (2,695)
Deferred tax assets liabilities derecognized	R$ 2,695